Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-	OTHER CURRENT ASSETS

	December 31,
	2019	2018

Receivable for Convertible loan*	$150,000	$-
Government authorities	20,894	48,335
Other	23,279	16,676

	$194,173	$65,011

*	Such amount was collected in January 2020, see Note 8.e. for additional information.